Schedule Of Intangible Assets And Goodwill (Details) (Parenthetical)	Jun. 30, 2022 AUD ($)
IfrsStatementLineItems [Line Items]
Consideration payable	$ 120,000
Pink Pages Dadabase [Member]
IfrsStatementLineItems [Line Items]
Consideration payable	$ 180,000